Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Income / (loss) before taxation	$ 10,085	$ 19,410	$ (15,935)
Adjustments for:
Depreciation and amortization	24,472	21,805	12,419
Amortization of warrant asset	705	643	0
Foreign currency translation (gain) / loss	(195)	78	521
Share warrants	3,138	(364)	(3,326)
Phantom expense	(31)	(300)	757
Share-based payments	390	5,262	8,936
Allowance of expected credit losses	224	343	1,048
Share of profit from investment in joint venture	(534)	(351)	(280)
(Gain) / loss on disposal of fixed assets	(10)	(140)	43
Provision for defined benefit scheme	121	129	310
Impairment on intangibles	777	163	0
Finance costs	9,429	13,383	5,335
Decrease / (Increase) in trade and other receivables	9,042	(18,019)	758
Increase in renewal receivables	0	(35,022)	(17,022)
(Increase) / decrease in prepayments and other assets	(1,435)	(173)	1,599
Increase in trade and other payables and other liabilities	7,107	8,997	4,406
Cash inflow / (outflow) operations	63,285	15,844	(431)
Interest paid	(9,429)	(13,054)	(4,451)
Income taxes paid	(2,137)	(588)	(865)
Net cash inflow / (outflow) from operating activities	51,719	2,202	(5,747)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(4,283)	(5,612)	(5,194)
Purchase of other intangible assets	(982)	(622)	(571)
Return on investment from joint venture	0	96	82
Proceed from sale of assets	0	188	144
Cash adjustment from sale of subsidiary to parent company	0	(3,554)	0
Capital repayment from joint venture	430	420	100
Net cash outflow from investing activities	(4,835)	(9,084)	(5,439)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit	127,567	168,674	222,750
Repayments of line of credit	(142,118)	(162,851)	(216,254)
Proceeds from borrowings	1,000	36,617	1,360
Repayment of borrowings	(8,033)	(6,081)	(6,230)
Repayment of related party loans	0	(1,200)	(1,000)
Principal payments on lease obligations	(12,162)	(10,535)	(3,163)
(Repayment) / proceeds from private placement notes	0	(14,500)	5,870
Dividend distribution	(121)	(1,600)	(146)
Payment of senior preferred shares	0	(5,972)	0
Net cash (outflow) / inflow from financing activities	(33,867)	2,552	3,187
Effects of exchange rate difference on cash and cash equivalents	(20)	(316)	197
Net increase / (decrease) in cash and cash equivalents	12,997	(4,646)	(7,802)
Cash and cash equivalents at beginning of the year	8,873	13,519	21,321
Cash and cash equivalents at end of the year	21,870	8,873	13,519
Non-cash Items
New leases	24,295	89,771	1,857
Issuance of warrants	(833)	(150)	(4,291)
Actuarial gain on defined benefit scheme	184	(109)	(693)
Sale of subsidiary	$ 0	$ 27,594	$ 0